CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning	$ 773,192
Cash flow	(423,611)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement	22,769
Fair value changes
Balance as of ending	372,346
Other Liabilities [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning
Cash flow
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement
Fair value changes
Balance as of ending
Subordinated Bonds [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning	773,192
Cash flow
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement	22,769
Fair value changes
Balance as of ending	795,957
Paid Dividend [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning
Cash flow	(423,611)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement
Fair value changes
Balance as of ending	$ (423,611)